CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
SALES
Total sales	$ 200,681	$ 0	$ 263,555	$ 0
Cost of goods	45,157	0	90,313	0
Gross profit	155,524	0	173,242	0
COST OF OPERATIONS
Research and development expense	290,309	398,817	376,968	1,175,886
Salary expense	442,785	459,099	881,958	904,458
Amortization expense	250,000	250,000	500,000	500,000
Professional services expense	2,975,620	864,588	5,301,187	2,045,087
Stock based compensation expense	191,021	611,570	788,752	708,459
General and administrative expenses	527,003	239,028	797,575	411,595
Selling and marketing expense		5,000	105,000	5,000
Total cost of operations	4,676,738	2,828,102	8,751,440	5,750,485
LOSS FROM OPERATIONS	(4,521,214)	(2,828,102)	(8,578,198)	(5,750,485)
OTHER INCOME (EXPENSE)
Interest expense	(67,788)	(66,056)	(139,279)	(266,561)
Other (expense) income, net	(338,460)	8,063	(227,046)	94,688
Unrealized gain on marketable securities	390,566		390,566
Change in fair value of derivative liabilities	202,310	(149,250)	798,430	(114,375)
TOTAL OTHER INCOME (EXPENSE), net	186,628	(207,243)	822,671	(286,248)
LOSS BEFORE INCOME TAXES	(4,334,586)	(3,035,345)	(7,755,527)	(6,036,733)
PROVISION FOR INCOME TAXES (BENEFIT)	0	0	0	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(3,534,595)	(3,035,345)	(6,592,325)	(6,036,733)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(799,991)	0	(1,163,202)	0
NET LOSS	(4,334,586)	(3,035,345)	(7,755,527)	(6,036,733)
Sale [Member]
SALES
Total sales	$ 200,681	$ 0	$ 263,555	$ 0